Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Abstract]
Carrying Amounts of Trade and Other Receivables

The carrying amounts of the Group’s trade and other receivables are denominated in the following currencies:

	2021	2022
US Dollars	51,568	17,126
U.K. Pounds	27,089	21,493
Euros	24,057	10,983
Colombian Pesos	3,398	3,547
Brazilian Reals	783	710
Swedish Krona	954	432
Swiss Francs	992	127
Other	957	1,559
	109,798	55,977

Movement in Loss Allowances Against Trade Receivables	Movement in the loss allowances against trade receivables is as follows:

Loss allowance as of January 1, 2021:	$661
Loss allowance recognized during the year	1,253
Balances written off during the year	(222)
Balances recovered during the year	(11)
Loss allowance at December 31, 2021:	1,681
Loss allowance recognized during the year	6,207
Balances written off during the year	(3,740)
Balances recovered during the year	(418)
Loss allowance at December 31, 2022:	$3,730

Summary of Undiscounted Contracted Maturities of Financial Liabilities

The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2022:

NON-DERIVATIVE FINANCIAL LIABILITY	EFFECTIVE INTEREST RATE*	YEAR OF MATURITY	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	1—2 YEARS	2—5 YEARS	Due in more than 5 years
Unsecured Loan	10.55%	2024	$15,508	$18,649	$360	$18,289	$-	$-
2021 Senior Secured Loan	11.48%	2024	296,553	338,800	24,333	314,467	-	-
2022 Convertible Notes	6.90%	2027	54,418	70,813	3,437	3,437	63,939	-
Instrument Financing Loans	1.7-2.6%	2023	76	76	76	-	-	-
Lease liabilities			31,452	45,268	8,474	7,788	15,755	13,251
Trade and other payables			66,277	66,277	66,277	-	-	-
Total			$464,284	$539,883	$102,957	$343,981	$79,694	$13,251

The following are the undiscounted contracted maturities of financial liabilities, including interest payments for the period ending December 31, 2021:

NON-DERIVATIVE FINANCIAL LIABILITY	EFFECTIVE INTEREST RATE*	YEAR OF MATURITY	CARRYING AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	1—2 YEARS	2—5 YEARS	Due in more than 5 years
Unsecured Loan	10.55%	2024	$14,242	$15,041	$285	$285	$14,471	$-
2021 Senior Secured Loan	10.02%	2024	286,815	354,133	24,333	24,333	305,467	-
Instrument Financing Loans	1.7-2.6%	2022-2023	263	263	191	72	-	-
Lease liabilities			31,096	46,998	5,546	7,633	17,518	-
Trade and other payables			99,641	99,641	99,641	-	-	-
Total			$432,057	$516,077	$129,996	$32,323	$337,456	$-